SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 94.5%
Brazil — 7.7%
584,900	B3 SA - Brasil Bolsa Balcao	$1,482,597
512	MercadoLibre, Inc.*	1,031,301
328,164	Raia Drogasil SA	1,404,340
119,800	WEG SA	1,060,541
		4,978,779
Chile — 4.9%
72,262	Antofagasta Plc	3,174,146

India — 22.3%
80,000	Dr. Reddy’s Laboratories Ltd., ADR	1,123,200
151,918	HDFC Bank Ltd.	1,678,222
47,800	HDFC Bank Ltd., ADR	1,746,612
65,898	Hindalco Industries Ltd.	650,366
41,616	Kotak Mahindra Bank Ltd.	1,020,859
60,585	Mahindra & Mahindra Ltd.	2,502,104
5,600	MakeMyTrip Ltd.*	459,872
150,910	Marico Ltd.	1,259,681
80,584	Phoenix Mills Ltd. (The)	1,663,927
47,528	Tata Consultancy Services Ltd.	1,698,137
46,458	Tata Consumer Products Ltd.	616,126
		14,419,106
Indonesia — 3.1%
2,493,600	Bank Central Asia Tbk PT	1,204,151
1,773,600	Bank Rakyat Indonesia Persero Tbk PT	388,431
3,387,600	Sumber Alfaria Trijaya Tbk PT	400,466
		1,993,048
Korea — 14.4%
14,256	LEENO Industrial, Inc.	597,763
84,536	Macquarie Korea Infrastructure Fund	660,072
17,298	Samsung Electronics Co. Ltd.	1,449,830
5,640	Samsung Fire & Marine Insurance Co. Ltd.	1,943,143
29,300	Shinhan Financial Group Co. Ltd.	1,560,219
6,845	SK Hynix, Inc.	3,099,951
		9,310,978
Mexico — 4.0%
151,900	Fomento Economico Mexicano SAB de CV	1,535,491
79,600	Regional SAB de CV	628,534
133,300	Wal-Mart de Mexico SAB de CV	414,612
		2,578,637
Peru — 1.6%
3,640	Credicorp Ltd.	1,044,680

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Philippines — 1.2%
64,790	SM Investments Corp.	$769,643

Poland — 0.9%
52,676	Dino Polska SA(a),*	604,787

South Africa — 5.5%
39,054	Clicks Group Ltd.	795,782
107,659	Discovery Ltd.	1,478,135
9,207	Naspers Ltd., Class N	614,029
402,251	Pepkor Holdings Ltd.(a)	642,653
		3,530,599
Taiwan — 23.6%
53,142	Advantech Co. Ltd.	485,888
86,748	Chroma ATE, Inc.	2,145,579
69,043	Delta Electronics, Inc.	2,106,085
1,350,771	E.Sun Financial Holding Co. Ltd.	1,450,737
26,327	MediaTek, Inc.	1,195,382
125,281	Taiwan Semiconductor Manufacturing Co. Ltd.	6,158,474
391,416	Uni-President Enterprises Corp.	959,730
23,325	Voltronic Power Technology Corp.	718,010
		15,219,885
Thailand — 0.8%
83,900	Kasikornbank Public Co. Ltd., NVDR	517,473

United Arab Emirates — 0.9%
251,831	Aldar Properties PJSC	596,019

United Kingdom — 2.2%
21,787	Unilever Plc	1,423,501

United States — 0.5%
5,200	Globant SA*	339,924

Vietnam — 0.9%
594,906	Asia Commercial Bank JSC	542,073

Total Common Stocks		61,043,278
(Cost $45,489,270)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Preferred Stocks — 4.4%
Korea — 4.4%
45,556	Samsung Electronics Co. Ltd., 1.32%	$2,827,698

Total Preferred Stocks		2,827,698
(Cost $2,117,837)
Investment Company — 1.1%
667,864	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	667,864
Total Investment Company		667,864
(Cost $667,864)
Total Investments		$64,538,840
(Cost $48,274,971) — 100.0%
Other assets in excess of liabilities — 0.0%		23,592
NET ASSETS — 100.0%		$64,562,432

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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